                      PUTNAM CAPITAL MANAGER VARIABLE ANNUITY
                          HARTFORD LIFE INSURANCE COMPANY

      SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE PROSPECTUS DATED MAY 1, 1998
                  FOR THE PUTNAM CAPITAL MANAGER VARIABLE ANNUITY



The second paragraph of the first page of the prospectus should be deleted and replaced with the following language:

     There are currently twenty-one (21) Sub-Accounts available under the Contract. The following underlying investment portfolios ("Funds") of Class IA shares of Putnam Variable Trust are available under the Contracts:
     Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund.

The tables entitled "Annual Fund Operating Expenses" and "Example" under the section titled "Putnam Capital Manager I" should be deleted and replaced with the following language:

                            ANNUAL FUND OPERATING EXPENSES
                           (as a percentage of net assets)

--------------------------------------------------------------------------------------------------
                                                                                     TOTAL FUND
                                                     MANAGEMENT       OTHER           OPERATING
                                                        FEES         EXPENSES         EXPENSES
                                                     (AFTER ANY     (AFTER ANY       (AFTER ANY
                                                        FEE           EXPENSE        FEE WAIVERS
                                                      WAIVERS)     REIMBURSEMENT)    AND EXPENSE
                                                                                    REIMBURSEMENT)
--------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                      0.80%          0.27%            1.07%
Putnam VT Diversified Income Fund                       0.69%          0.11%            0.80%
Putnam VT The George Putnam Fund of Boston (1)          0.49%          0.36%            0.85%
Putnam VT Global Asset Allocation Fund                  0.66%          0.11%            0.77%
Putnam VT Global Growth Fund                            0.60%          0.15%            0.75%
Putnam VT Growth and Income Fund                        0.47%          0.04%            0.51%
Putnam VT Health Sciences Fund (1)                      0.56%          0.34%            0.90%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                               0.66%          0.06%            0.72%
Putnam VT International Growth Fund (1)                 0.73%          0.47%            1.20%
Putnam VT International Growth and Income Fund          0.80%          0.32%            1.12%
Putnam VT International New Opportunities Fund(1)       0.92%          0.68%            1.60%
Putnam VT Investors Fund (1)                            0.52%          0.33%            0.85%
Putnam VT Money Market Fund                             0.45%          0.09%            0.54%
Putnam VT New Opportunities Fund                        0.58%          0.05%            0.63%
Putnam VT New Value Fund                                0.70%          0.15%            0.85%
Putnam VT OTC & Emerging Growth Fund (1)                0.56%          0.34%            0.90%
Putnam VT Research Fund (1)                             0.37%          0.48%            0.85%
Putnam VT U.S. Government and High Quality Bond Fund    0.61%          0.08%            0.69%
Putnam VT Utilities Growth and Income Fund              0.67%          0.07%            0.74%
Putnam VT Vista Fund                                    0.65%          0.22%            0.87%
Putnam VT Voyager Fund                                  0.54%          0.05%            0.59%
--------------------------------------------------------------------------------------------------


(1) The "Management Fees" and "Other Expenses" shown in the table above reflect an expense limitation. In the absence of an expense limitation, "Management Fees", "Other Expenses", and "Total Fund Operating Expenses" would have been:


                                                                 TOTAL FUND
                                                                  OPERATING
                           MANAGEMENT FEES    OTHER EXPENSES      EXPENSES
Putnam VT The George            0.65             0.36               1.01
Putnam Fund of Boston*
Putnam VT Health Sciences       0.70             0.34               1.04
Fund*
Putnam VT International         0.80             0.47               1.27
Growth Fund
Putnam VT International         1.20             0.68               1.88
New Opportunities Fund
Putnam VT Investors Fund*       0.65             0.33               0.98
Putnam VT OTC &                 0.70             0.34               1.04
Emerging Growth Fund*
Putnam VT Research Fund*        0.65             0.48               1.13


*Estimated "Management Fees", "Other Expenses", and "Total Fund Operating Expenses."

     EXAMPLE_PCM I
------------------------------------------------------------------------------------------------------------------------------------
                                        If you surrender your Contract at the end         If you annuitize your Contract at the end
                                        of the applicable time period, you would          of the applicable time period, you would
                                        pay the following expenses on a $1,000            pay the following expenses on a $1,000
                                        investment, assuming a 5% annual return           investment, assuming a 5% annual return
                                        on assets:                                        on assets:
------------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                1 YEAR     3 YEARS     5 YEARS    10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account        $76        $119        $156        $288        $25        $79       $135        $288
Putnam Diversifed Income Sub-Account           73         111         142         261         23         71        121         260
The George Putnam Fund Sub-Account             74         113         n/a         n/a         23         72        n/a         n/a
Putnam Global Asset Allocation Sub-Account     73         110         140         258         22         70        120         257
Putnam Global Growth Sub-Account               73         110         139         255         22         69        119         255
Putnam Growth and Income Sub-Account           70         102         127         230         20         62        106         230
Putnam Health Sciences Sub-Account             74         114         n/a         n/a         24         74        n/a         n/a
Putnam High Yield Sub-Account                  72         109         138         252         22         68        117         252
Putnam International Growth Sub-Account        77         123         162         301         27         83        142         301
Putnam International Growth and Income         76         121         158         293         26         80        138         293
    Sub-Account
Putnam International New Opportunities         81         136         182         340         31         95        162         340
    Sub-Account
Putnam Investors Sub-Account                   74         113         n/a         n/a         23         72        n/a         n/a
Putnam Money Market Sub-Account                70         103         128         233         20         62        108         233
Putnam New Opportunities Sub-Account           71         106         133         243         21         65        112         242
Putnam New Value Sub-Account                   74         113         144         266         23         72        124         265
Putnam OTC & Emerging Growth Sub-Account       74         114         n/a         n/a         24         74        n/a         n/a
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                                          If you do not surrender your Contract, you would
                                          pay the following expenses on a $1,000
                                          investment, assuming a 5% annual return on assets:
--------------------------------------------------------------------------------------------
SUB-ACCOUNT                                1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account        $26         $79        $136        $288
Putnam Diversifed Income Sub-Account           23          71         122         261
The George Putnam Fund Sub-Account             24          73         n/a         n/a
Putnam Global Asset Allocation Sub-Account     23          70         120         258
Putnam Global Growth Sub-Account               23          70         119         255
Putnam Growth and Income Sub-Account           20          62         107         230
Putnam Health Sciences Sub-Account             24          74         n/a         n/a
Putnam High Yield Sub-Account                  22          69         118         252
Putnam International Growth Sub-Account        27          83         142         301
Putnam International Growth and Income         26          81         138         293
    Sub-Account
Putnam International New Opportunities         31          96         162         340
    Sub-Account
Putnam Investors Sub-Account                   24          73         n/a         n/a
Putnam Money Market Sub-Account                20          63         108         233
Putnam New Opportunities Sub-Account           21          66         113         243
Putnam New Value Sub-Account                   24          73         124         266
Putnam OTC & Emerging Growth Sub-Account       24          74         n/a         n/a
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Putnam Research Sub-Account                    74         113         n/a         n/a         23         72        n/a         n/a
Putnam U.S. Government and High Quality        72         108         136         249         21         67        115         249
    Bond Sub-Account
Putnam Utilities Growth and Income             72         109         139         254         22         69        118         254
    Sub-Account
Putnam Vista Sub-Account                       74         113         145         268         23         73        125         267
Putnam Voyager Sub-Account                     71         105         131         239         20         64        110         238
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Putnam Research Sub-Account                    24          73         n/a         n/a
Putnam U.S. Government and High Quality        22          68         116         249
    Bond Sub-Account
Putnam Utilities Growth and Income             22          69         119         254
    Sub-Account
Putnam Vista Sub-Account                       24          73         125         268
Putnam Voyager Sub-Account                     21          65         111         239
--------------------------------------------------------------------------------------------

The tables entitled "Annual Fund Operating Expenses" and "Example" under the section titled "Putnam Capital Manager II" should be deleted and replaced with the following language:

                           ANNUAL FUND OPERATING EXPENSES
                           (as a percentage of net assets)

--------------------------------------------------------------------------------------------------
                                                                                     TOTAL FUND
                                                     MANAGEMENT       OTHER           OPERATING
                                                        FEES         EXPENSES         EXPENSES
                                                     (AFTER ANY     (AFTER ANY       (AFTER ANY
                                                        FEE           EXPENSE        FEE WAIVERS
                                                      WAIVERS)     REIMBURSEMENT)    AND EXPENSE
                                                                                    REIMBURSEMENT)
--------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                     0.80%           0.27%            1.07%
Putnam VT Diversified Income Fund                      0.69%           0.11%            0.80%
Putnam VT The George Putnam Fund of Boston (1)         0.49%           0.36%            0.85%
Putnam VT Global Asset Allocation Fund                 0.66%           0.11%            0.77%
Putnam VT Global Growth Fund                           0.60%           0.15%            0.75%
Putnam VT Growth and Income Fund                       0.47%           0.04%            0.51%
Putnam VT Health Sciences Fund (1)                     0.56%           0.34%            0.90%
Putnam VT High Yield Fund                              0.66%           0.06%            0.72%
Putnam VT International Growth Fund (1)                0.73%           0.47%            1.20%
Putnam VT International Growth and Income Fund         0.80%           0.32%            1.12%
Putnam VT International New Opportunities Fund (1)     0.92%           0.68%            1.60%
Putnam VT Investors Fund (1)                           0.52%           0.33%            0.85%
Putnam VT Money Market Fund                            0.45%           0.09%            0.54%
Putnam VT New Opportunities Fund                       0.58%           0.05%            0.63%
Putnam VT New Value Fund                               0.70%           0.15%            0.85%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund(1)                0.56%           0.34%            0.90%
Putnam VT Research Fund (1)                            0.37$           0.48%            0.85%
Putnam VT U.S. Government and High Quality Bond Fund   0.61%           0.08%            0.69%
Putnam VT Utilities Growth and Income Fund             0.67%           0.07%            0.74%
Putnam VT Vista Fund                                   0.65%           0.22%            0.87%
Putnam VT Voyager Fund                                 0.54%           0.05%            0.59%
--------------------------------------------------------------------------------------------------

(1) The "Management Fees" and "Other Expenses" shown in the table above reflect an expense limitation. In the absence of an expense limitation, "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" would have been:

                                                                     TOTAL FUND
                            MANAGEMENT FEES     OTHER EXPENSES       OPERATING
                                                                      EXPENSES
Putnam VT The George              0.65               0.36               1.01
Putnam Fund of Boston*
Putnam VT Health Sciences         0.70               0.34               1.04
Fund*
Putnam VT International           0.80               0.47               1.27
Growth Fund
Putnam VT International           1.20               0.68               1.88
New Opportunities Fund
Putnam VT Investors Fund*         0.65               0.33               0.98
Putnam VT OTC &                   0.70               0.34               1.04
Emerging Growth Fund*
Putnam VT Research Fund*          0.65               0.48               1.13

*Estimated "Management Fees", "Other Expenses" and "Total Fund Operating Expenses."

     EXAMPLE_PCM II
------------------------------------------------------------------------------------------------------------------------------------
                                        If you surrender your Contract at the end         If you annuitize your Contract at the end
                                        of the applicable time period, you would          of the applicable time period, you would
                                        pay the following expenses on a $1,000            pay the following expenses on a $1,000
                                        investment, assuming a 5% annual return           investment, assuming a 5% annual return
                                        on assets:                                        on assets:
------------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                1 YEAR     3 YEARS     5 YEARS    10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account        $86        $139        $186        $288        $25        $79       $135        $288
Putnam Diversifed Income Sub-Account           83         131         172         261         23         71        121         260
The George Putnam Fund Sub-Account             84         133         n/a         n/a         23         72        n/a         n/a
Putnam Global Asset Allocation Sub-Account     83         130         170         258         22         70        120         257
Putnam Global Growth Sub-Account               83         130         169         255         22         69        119         255
Putnam Growth and Income Sub-Account           80         123         157         230         20         62        106         230
Putnam Health Sciences Sub-Account             84         134         n/a         n/a         24         74        n/a         n/a
Putnam High Yield Sub-Account                  82         129         168         252         22         68        117         252
Putnam International Growth Sub-Account        87         143         192         301         27         83        142         301
Putnam International Growth and Income
    Sub-Account                                86         141         188         293         26         80        138         293
Putnam International New Opportunities
    Sub-Account                                91         156         212         340         31         95        162         340
Putnam Investors Sub-Account                   84         133         n/a         n/a         23         72        n/a         n/a
Putnam Money Market Sub-Account                80         123         158         233         20         62        108         233
Putnam New Opportunities Sub-Account           81         126         163         243         21         65        112         242
Putnam New Value Sub-Account                   84         133         174         266         23         72        124         265
Putnam OTC & Emerging Growth Sub-Account       84         134         n/a         n/a         24         74        n/a         n/a
Putnam Research Sub-Account                    84         133         n/a         n/a         23         72        n/a         n/a
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                          If you do not surrender your Contract, you would
                                          pay the following expenses on a $1,000
                                          investment, assuming a 5% annual return on assets:
--------------------------------------------------------------------------------------------
                                           1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account        $26         $79        $136        $288
Putnam Diversifed Income Sub-Account           23          71         122         261
The George Putnam Fund Sub-Account             24          73         n/a         n/a
Putnam Global Asset Allocation Sub-Account     23          70         120         258
Putnam Global Growth Sub-Account               23          70         119         255
Putnam Growth and Income Sub-Account           20          62         107         230
Putnam Health Sciences Sub-Account             24          74         n/a         n/a
Putnam High Yield Sub-Account                  22          69         118         252
Putnam International Growth Sub-Account        27          83         142         301
Putnam International Growth and Income
    Sub-Account                                26          81         138         293
Putnam International New Opportunities
    Sub-Account                                31          96         162         340
Putnam Investors Sub-Account                   24          73         n/a         n/a
Putnam Money Market Sub-Account                20          63         108         233
Putnam New Opportunities Sub-Account           21          66         113         243
Putnam New Value Sub-Account                   24          73         124         266
Putnam OTC & Emerging Growth Sub-Account       24          74         n/a         n/a
Putnam Research Sub-Account                    24          73         n/a         n/a
---------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
    Bond Sub-Account                           82         128         166         249         21         67        115         249
Putnam Utilities Growth and Income Sub-Account 82         129         169         254         22         69        118         254
Putnam Vista Sub-Account                       84         133         175         289         23         73        125         267
Putnam Voyager Sub-Account                     81         125         161         239         20         64        110         238
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
    Bond Sub-Account                           22          68         116         249
Putnam Utilities Growth and Income
    Sub-Account                                22          69         119         254
Putnam Vista Sub-Account                       24          73         125         268
Putnam Voyager Sub-Account                     21          65         111         239
--------------------------------------------------------------------------------------------

The tables entitled "Annual Fund Operating Expenses" and "Example" under the section titled "Putnam Capital Manager III" should be deleted and replaced with the following language:

                           ANNUAL FUND OPERATING EXPENSES
                           (as a percentage of net assets)

--------------------------------------------------------------------------------------------------
                                                                                     TOTAL FUND
                                                     MANAGEMENT       OTHER           OPERATING
                                                        FEES         EXPENSES         EXPENSES
                                                     (AFTER ANY     (AFTER ANY       (AFTER ANY
                                                        FEE           EXPENSE        FEE WAIVERS
                                                      WAIVERS)     REIMBURSEMENT)    AND EXPENSE
                                                                                    REIMBURSEMENT)
--------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                     0.80%           0.27%            1.07%
Putnam VT Diversified Income Fund                      0.69%           0.11%            0.80%
Putnam VT The George Putnam Fund of Boston (1)         0.49%           0.36%            0.85%
Putnam VT Global Asset Allocation Fund                 0.66%           0.11%            0.77%
Putnam VT Global Growth Fund                           0.60%           0.15%            0.75%
Putnam VT Growth and Income Fund                       0.47%           0.04%            0.51%
Putnam VT Health Sciences Fund (1)                     0.56%           0.34%            0.90%
Putnam VT High Yield Fund                              0.66%           0.06%            0.72%
Putnam VT International Growth Fund (1)                0.73%           0.47%            1.20%
Putnam VT International Growth and Income Fund         0.80%           0.32%            1.12%
Putnam VT International New Opportunities Fund (1)     0.92%           0.68%            1.60%
Putnam VT Investors Fund (1)                           0.52%           0.33%            0.85%
Putnam VT Money Market Fund                            0.45%           0.09%            0.54%
Putnam VT New Opportunities Fund                       0.58%           0.05%            0.63%
Putnam VT New Value Fund                               0.70%           0.15%            0.85%
Putnam VT OTC & Emerging Growth Fund (1)               0.56%           0.34%            0.90%
Putnam VT Research Fund(1)                             0.37%           0.48%            0.85%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund   0.61%           0.08%            0.69%
Putnam VT Utilities Growth and Income Fund             0.67%           0.07%            0.74%
Putnam VT Vista Fund                                   0.65%           0.22%            0.87%
Putnam VT Voyager Fund                                 0.54%           0.05%            0.59%
--------------------------------------------------------------------------------------------------

(1) The "Management Fees" and "Other Expenses" shown in the table above reflect an expense limitation. In the absence of an expense limitation, "Management Fees", "Other Expenses", and "Total Fund Operating Expenses" would have been:

                                                                    TOTAL FUND
                            MANAGEMENT FEES     OTHER EXPENSES       OPERATING
                                                                      EXPENSES
Putnam VT The George              0.65               0.36               1.01
Putnam Fund of Boston*
Putnam VT Health Sciences         0.70               0.34               1.04
Fund*
Putnam VT International           0.80               0.47               1.27
Growth Fund
Putnam VT International           1.20               0.68               1.88
New Opportunities Fund
Putnam VT Investors Fund*         0.65               0.33               0.98
Putnam VT OTC &                   0.70               0.34               1.04
Emerging Growth Fund*
Putnam VT Research Fund*          0.65               0.48               1.13


*Estimated "Management Fees", "Other Expenses" and "Total Fund Operating Expenses".


     EXAMPLE_PCM III
------------------------------------------------------------------------------------------------------------------------------------
                                        If you surrender your Contract at the end         If you annuitize your Contract at the end
                                        of the applicable time period, you would          of the applicable time period, you would
                                        pay the following expenses on a $1,000            pay the following expenses on a $1,000
                                        investment, assuming a 5% annual return           investment, assuming a 5% annual return
                                        on assets:                                        on assets:
------------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                1 YEAR     3 YEARS     5 YEARS    10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account        $96        $129        $166        $288        $25        $79       $135        $288
Putnam Diversifed Income Sub-Account           93         121         152         261         23         71        121         260
The George Putnam Fund Sub-Account             94         123         n/a         n/a         23         72        n/a         n/a
Putnam Global Asset Allocation Sub-Account     93         120         150         258         22         70        120         257
Putnam Global Growth Sub-Account               93         120         149         255         22         69        119         255
Putnam Growth and Income Sub-Account           90         112         137         230         20         62        106         230
Putnam Health Sciences Sub-Account             94         124         n/a         n/a         24         74        n/a         n/a
Putnam High Yield Sub-Account                  92         119         148         252         22         68        117         252
Putnam International Growth Sub-Account        97         133         172         301         27         83        142         301
Putnam International Growth and Income
    Sub-Account                                96         131         168         293         26         80        138         293
Putnam International New Opportunities
    Sub-Account                               101         146         192         340         31         95        162         340
Putnam Investors Sub-Account                   94         123         n/a         n/a         23         72        n/a         n/a
Putnam Money Market Sub-Account                90         113         138         233         20         62        108         233
Putnam New Opportunities Sub-Account           91         116         143         243         21         65        112         242
Putnam New Value Sub-Account                   94         123         154         266         23         72        124         265
Putnam OTC & Emerging Growth Sub-Account       94         124         n/a         n/a         24         74        n/a         n/a
Putnam Research Sub-Account                    94         123         n/a         n/a         23         72        n/a         n/a
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                          If you do not surrender your Contract, you would
                                          pay the following expenses on a $1,000
                                          investment, assuming a 5% annual return on assets:
--------------------------------------------------------------------------------------------
                                           1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account        $26         $79        $136        $288
Putnam Diversifed Income Sub-Account           23          71         122         261
The George Putnam Fund Sub-Account             24          73         n/a         n/a
Putnam Global Asset Allocation Sub-Account     23          70         120         258
Putnam Global Growth Sub-Account               23          70         119         255
Putnam Growth and Income Sub-Account           20          62         107         230
Putnam Health Sciences Sub-Account             24          74         n/a         n/a
Putnam High Yield Sub-Account                  22          69         118         252
Putnam International Growth Sub-Account        27          83         142         301
Putnam International Growth and Income
    Sub-Account                                26          81         138         293
Putnam International New Opportunities
    Sub-Account                                31          96         162         340
Putnam Investors Sub-Account                   24          73         n/a         n/a
Putnam Money Market Sub-Account                20          63         108         233
Putnam New Opportunities Sub-Account           21          66         113         243
Putnam New Value Sub-Account                   24          73         124         266
Putnam OTC & Emerging Growth Sub-Account       24          74         n/a         n/a
Putnam Research Sub-Account                    24          73         n/a         n/a
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality Bond
    Sub-Account                                92         118         146         249         21         67        115         249
Putnam Utilities Growth and Income Sub-Account 92         119         149         254         22         69        118         254
Putnam Vista Sub-Account                       94         123         155         268         23         73        125         267
Putnam Voyager Sub-Account                     91         115         141         239         20         64        110         238
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
    Bond Sub-Account                           22          68         116         249
Putnam Utilities Growth and Income Sub-Account 22          69         119         254
Putnam Vista Sub-Account                       24          73         125         268
Putnam Voyager Sub-Account                     21          65         111         239
--------------------------------------------------------------------------------------------

The paragraph accompanying the table under the section entitled "Accumulation Unit Values" should be deleted and replaced with the following language:

The following information has been derived from the audited financial statements of the separate account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The George Putnam Fund Sub-Account, Putnam Health Sciences Sub-Account, Putnam Investors Sub-Account, Putnam OTC & Emerging Growth Sub-Account and Putnam VT Research Fund Sub-Account are new Sub-Accounts and are not shown below.

The paragraph under the section entitled "WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?" should be deleted and replaced with the following language:

     The underlying investments for the Contract are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("the Funds") as follows: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, and such other Funds as shall be offered from time to time, and the Fixed Account, or a combination of the Funds and the Fixed Account. (See "The Funds" commencing on page ___ and "The Fixed Account" commencing on page ___ .)

The second paragraph under the section entitled "PERFORMANCE RELATED INFORMATION" should be deleted and replaced with the following language:

     Putnam Asia Pacific Growth Sub-Account, Putnam Diversified Income Sub-Account, Putnam The George Putnam Fund Sub-Account of Boston, Putnam Global Asset Allocation Sub-Account, Putnam Global Growth Sub-Account, Putnam Growth and Income Sub-Account,

Putnam Health Sciences Sub-Account, Putnam High Yield Sub-Account, Putnam International Growth Sub-Account, Putnam International Growth and Income Sub-Account, Putnam International New Opportunities Sub-Account, Putnam Investors Sub-Account, Putnam Money Market Sub-Account, Putnam New Opportunities Sub-Account, Putnam New Value Sub-Account, Putnam OTC & Emerging Growth Sub-Account, Putnam Research Sub-Account, Putnam U.S. Government and High Quality Bond Sub-Account, Putnam Utilities Growth and Income Sub-Account, Putnam Vista Sub-Account, and Putnam Voyager Sub-Account may include total return in advertisements or other sales material.

The following section should be added after the third sentence of the third paragraph of the section entitled, "The Fixed Account":

Hartford will publish periodically the Fixed Account interest rates that are currently in effect.

The following sentence should be added after the fifth sentence of the third paragraph of the section entitled, "The Fixed Account":

Hartford will account for any deductions, surrenders, or transfers from the Fixed Account on a "first-in, first-out" basis.

The heading "Dollar Cost Averaging Plus Program" at the beginning of the fourth paragraph of the section entitled "The Fixed Account" should be deleted.

The following sentence should be added after the first sentence of the fourth paragraph of the section entitled, "The Fixed Account":

For Contracts issued in the state of New York, Fixed Account interest rates may vary from other states.

The following language should be added between the paragraph entitled "Putnam VT OTC & Emerging Growth Fund" and the paragraph entitled "Putnam VT U.S. Government and High Quality Bond Fund in the section entitled "The Funds":

PUTNAM VT RESEARCH FUND

Seeks capital appreciation by investing primarily in common stocks recommended by Putnam Investment Management, Inc. ("Putnam Management"), as having the greatest potential for capital appreciation.

The fifth paragraph from the end of the section entitled "The Funds" should be deleted and replaced with the following language:

     Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Under the section entitled "Distribution of the Funds" delete the second sentence of the second paragraph and replace with the following language:

HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD.

HV-
33-17207